Mutual Funds Depositary Function - Summary of Shares Held in Mutual Funds Subscribed by Third Parties and Assets from Mutual Funds (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 ARS ($) shares
Pionero Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	1,447,569,372
Equity | $	$ 6,857,392
Pionero Renta Ahorro [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	679,237,270
Equity | $	$ 5,962,020
Pionero FF [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	70,582,326
Equity | $	$ 506,973
Pionero Renta [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	5,832,945
Equity | $	$ 110,029
Pionero Acciones [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	12,464,227
Equity | $	$ 284,843
Pionero Renta Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	8,103,317
Equity | $	$ 177,486
Pionero Empresas FCI Abierto PYMES [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	206,274,022
Equity | $	$ 641,616
Pionero Pesos Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	92,640,428
Equity | $	$ 262,096
Pionero Renta Ahorro Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	311,647,574
Equity | $	$ 645,952
Pionero Renta Mixta I [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	27,058,866
Equity | $	$ 47,610
Pionero Renta Mixta II [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	5,275
Equity | $	$ 10
Pionero Renta Estrategico [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	422,791,472
Equity | $	$ 519,032
Pionero Renta Capital [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	50,000
Equity | $	$ 50
Pionero argentina bicentenario [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	50,000
Equity | $	$ 50
Pionero Ahorro Dolares [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	127,000,808
Equity | $	$ 4,965,715
Pionero renta global [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	50,000
Equity | $	$ 1,890
Pionero renta fija dolares [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	10,693,684
Equity | $	$ 342,257
Argenfunds Renta Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	390,039,169
Equity | $	$ 1,112,198
Argenfunds Renta Argentina [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	31,303,874
Equity | $	$ 122,005
Argenfunds Ahorro Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	285,663,973
Equity | $	$ 1,356,155
Argenfunds Renta Privada FCI [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	129,917,683
Equity | $	$ 732,832
Argenfunds Abierto Pymes [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	155,767,333
Equity | $	$ 161,281
Argenfunds Renta Total [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	974,439,315
Equity | $	$ 2,050,167
Argenfunds Renta Flexible [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	503,464,296
Equity | $	$ 896,682
Argenfunds Renta Dinamica [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	228,078,430
Equity | $	$ 388,144
Argenfunds Renta Mixta [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	9,383
Equity | $	$ 8
Argenfunds Renta Global [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	94,349,770
Equity | $	$ 164,718
Argenfunds Renta Capital [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	5,307,151
Equity | $	$ 201,447
Argenfunds Renta Balanceada [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	190,600,849
Equity | $	$ 331,047
Argenfunds Renta Crecimiento [member]
Disclosure of mutual funds depositary function [line items]
Number of shares | shares	516,144
Equity | $	$ 18,853